BALANCE SHEET - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jul. 07, 2020	Jun. 30, 2020	Mar. 31, 2020	Feb. 14, 2020	Feb. 13, 2020
Current Assets
Cash	$ 304,944			$ 491,827
Prepaid expenses	39,816			65,973
Total Current Assets	344,760			557,800
Cash and marketable securities held in Trust Account	276,178,675			276,209,453
Total Assets	276,523,435			276,767,253
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable and Accrued expenses				1,630,832
Warrant liability	32,386,148			30,101,808	$ 17,081,700	$ 17,695,600
Deferred underwriting fee payable	9,660,000			9,660,000		9,660,000
Total Liabilities	44,806,220			41,392,640
Commitments
Class A Common Stock Subject to Possible Redemption	276,028,675			276,033,447	276,087,639	276,000,000
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0			0
Additional paid-in capital	0			0
Accumulated deficit	(44,312,150)			(40,659,524)	(25,533,547)	$ (26,004,118)
Total Stockholders' Deficit	(44,311,460)	$ (30,073,974)	$ (26,026,715)	(40,658,834)	$ (25,532,857)		$ 24,000	$ 24,000	$ 0	$ 0
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	276,523,435			276,767,253
Class A common stock
Stockholders' Deficit
Common stock	0			0
Class B common stock
Stockholders' Deficit
Common stock	$ 690			$ 690